Note 39 - Current and Non-Current Assets (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Amounts recovered or settled within one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	€ 166,208	€ 137,370
Interbank balances (w/o central banks)	9,120	9,613
Central bank funds sold and securities purchased under resale agreements	4,728	9,591
Securities borrowed	0	428
Financial assets at fair value through profit or loss	515,653	517,138
Financial assets at fair value through other comprehensive income	14,393	12,183
Equity method investments	0	0
Loans at amortized cost	111,588	115,669
Property and equipment	0	0
Goodwill and other intangible assets	0	0
Other assets	94,685	82,355
Assets for current tax	300	405
Total assets before deferred tax assets	916,674	884,752
Amounts recovered or settled after one year [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	0	222
Interbank balances (w/o central banks)	11	22
Central bank funds sold and securities purchased under resale agreements	3,805	4,210
Securities borrowed	0	0
Financial assets at fair value through profit or loss	12,327	13,576
Financial assets at fair value through other comprehensive income	41,441	33,320
Equity method investments	901	929
Loans at amortized cost	315,103	314,172
Property and equipment	5,549	4,930
Goodwill and other intangible assets	6,725	7,029
Other assets	15,675	28,004
Assets for current tax	686	521
Total assets before deferred tax assets	402,223	406,936
Total [Member]
Current and Non-Current Assets (actual & previous) [Line Items]
Cash and central bank balances	166,208	137,592
Interbank balances (w/o central banks)	9,130	9,636
Central bank funds sold and securities purchased under resale agreements	8,533	13,801
Securities borrowed	0	428
Financial assets at fair value through profit or loss	527,980	530,713
Financial assets at fair value through other comprehensive income	55,834	45,503
Equity method investments	901	929
Loans at amortized cost	426,691	429,841
Property and equipment	5,549	4,930
Goodwill and other intangible assets	6,725	7,029
Other assets	110,360	110,359
Assets for current tax	986	926
Total assets before deferred tax assets	1,318,898	1,291,688
Deferred tax assets	6,063	5,986
Total assets	€ 1,324,961	€ 1,297,674